Revenue	12 Months Ended
Mar. 31, 2018
Revenue [abstract]
Revenue
23. Revenue

Revenue consists of the following:

	For the Year Ended March 31,
	2018		2017		2016
Sales	Rs.	138,022	Rs.	138,663	Rs.	152,476
Service income		1,534		1,536		1,466
License fees(1)		2,472		610		766
	Rs.	142,028	Rs.	140,809	Rs.	154,708
Excise duty included in revenues	Rs.	173	Rs.	939	Rs.	842

(1)	License fees for the year ended March 31, 2018 primarily includes out-licensing revenue from Encore Dermatology Inc. Refer to Note 35 of these consolidated financial statements for further details.

Effective July 1, 2017, a Goods and Services Tax (“GST”) was introduced in India, replacing the excise duty and various other taxes. Following the principles of IAS 18, revenues from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2018 are not comparable with those of the previous years presented.